16 Cash and cash equivalents and cash flow supporting notes (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CashAndCashEquivalentsAndCashFlowSupportingNotesLineItems [Line Items]
Beginning	£ 1,252	£ 6,546
Cash Flows	4,548	(5,885)
Foreign Exchange	(71)	300
Fair value changes	(1,139)
Adoption of IFRS16 leases	546
Effect of modification to lease term - IFRS 16	(82)
New leases	900	244
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019
Transfer to grant income	(14)
Interest accruing in period	142	47
Ending	6,082	1,252
Non-Current Liabilities, Borrowings [Member]
CashAndCashEquivalentsAndCashFlowSupportingNotesLineItems [Line Items]
Beginning	884	6,185
Cash Flows	5,575	(5,580)
Foreign Exchange	(42)	296
Fair value changes	(1,139)
Adoption of IFRS16 leases	163
Effect of modification to lease term - IFRS 16
New leases	805	168
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019	(685)	(232)
Transfer to grant income
Interest accruing in period	108	47
Ending	5,670	884
Current Liabilities, Borrowings [Member]
CashAndCashEquivalentsAndCashFlowSupportingNotesLineItems [Line Items]
Beginning	368	361
Cash Flows	(1,027)	(305)
Foreign Exchange	(29)	4
Fair value changes
Adoption of IFRS16 leases	383
Effect of modification to lease term - IFRS 16	(82)
New leases	95	76
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019	685	232
Transfer to grant income	(14)
Interest accruing in period	34
Ending	£ 412	£ 368